TRANSAMERICA ADVISOR ELITESM II

Issued by

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA BNY

Supplement dated April 24, 2018

to the

Prospectus dated May 1, 2017

Effective on or after May 1, 2018, the following Investment Options are considered to be Designated Investment Options for the Retirement Income Max® rider, if the investment option is currently available on your policy.

Investment Options
American Funds - Bond Fund	TA Legg Mason Dynamic Allocation - Balanced
TA AB Dynamic Allocation	TA Madison Diversified Income
TA Aegon Government Money Market	TA Managed Risk – Balanced ETF
TA Aegon U.S. Government Securities	TA Managed Risk – Conservative ETF
TA American Funds Managed Risk - Balanced	TA Market Participation Strategy
TA BlackRock Global Allocation Managed Risk - Balanced	TA PIMCO Tactical - Balanced
TA BlackRock Smart Beta 50	TA PIMCO Tactical - Conservative
TA JPMorgan Asset Allocation - Conservative	TA PIMCO Total Return
TA JPMorgan Asset Allocation - Moderate	TA PineBridge Inflation Opportunities
TA JPMorgan Core Bond	TA QS Investors Active Asset Allocation - Conservative
TA JPMorgan Tactical Allocation	TA QS Investors Active Asset Allocation - Moderate
Fixed Account GPOs or DCA Accounts

Effective on or after May 1, 2018, the following investment options are considered to be Designated Investment Options for the Retirement Income Choice®, Retirement Income Choice® with Double Withdrawal Base Benefit, Retirement Income Choice® 1.4, Retirement Income Choice® 1.2 and Retirement Income Choice® 1.6 riders, if the investment option is currently available on your policy.

Designated Investment Options	Designated Group
AB Balanced Wealth Strategy Portfolio	A
American Funds - Bond Fund	C
State Street Total Return V.I.S. Fund	A
TA AB Dynamic Allocation	C
TA Aegon Government Money Market	C
TA Aegon U.S. Government Securities	C
TA American Funds Managed Risk - Balanced	B
TA BlackRock Global Allocation	A

Please read this supplement carefully and retain it with your prospectus for future reference.

TA BlackRock Global Allocation Managed Risk - Balanced	B
TA BlackRock Global Allocation Managed Risk - Growth	A
TA BlackRock Smart Beta 50	B
TA BlackRock Smart Beta 75	A
TA BlackRock Tactical Allocation	B
TA Janus Balanced	A
TA JPMorgan Asset Allocation - Conservative	C
TA JPMorgan Asset Allocation - Moderate	B
TA JPMorgan Asset Allocation - Moderate Growth	A
TA JPMorgan Core Bond	C
TA JPMorgan International Moderate Growth	A
TA JPMorgan Tactical Allocation	C
TA Legg Mason Dynamic Allocation - Balanced	B
TA Legg Mason Dynamic Allocation - Growth	A
TA Madison Diversified Income	B
TA Managed Risk – Balanced ETF	B
TA Managed Risk – Conservative ETF	C
TA Managed Risk – Growth ETF	A
TA Market Participation Strategy	B
TA Multi-Managed Balanced	A
TA PIMCO Tactical - Balanced	B
TA PIMCO Tactical - Conservative	C
TA PIMCO Tactical - Growth	A
TA PIMCO Total Return	C
TA PineBridge Inflation Opportunities	C
TA QS Investors Active Asset Allocation - Conservative	C
TA QS Investors Active Asset Allocation - Moderate	B
TA QS Investors Active Asset Allocation – Moderate Growth	A
Fixed Account	C

Please read this supplement carefully and retain it with your prospectus for future reference.